EMPLOYEE FUTURE BENEFITS (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
2013	30.6
2014	30.5
2015	30.1
2016	29.6
2017	29.0
2018 - 2022	133.5
Other Benefit Plans [Member]
2013	6.0
2014	6.3
2015	6.7
2016	7.0
2017	7.4
2018 - 2022	42.4